ACCOUNTS RECEIVABLE, NET (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts receivable, net [Abstract]
Gross accounts receivable	$ 1,434.9	$ 1,027.3
Less allowance for doubtful accounts	(217.0)	(211.6)
Accounts receivable, net	1,217.9	815.7
Provision for doubtful accounts	$ 265.4	$ 276.5	$ 254.8